UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number        811- 21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	3/31
Date of reporting period:	3/31/10

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
18	Financial Highlights
22	Notes to Financial Statements
32	Report of Independent Registered Public Accounting Firm
33	Important Tax Information
34	Information About the Review and Approval of the Fund’s Management Agreement
38	Board Members Information
40	Officers of the Fund
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus
Alpha Growth Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Alpha Growth Fund, covering the 12-month period from April 1, 2009, through March 31, 2010.

Following the historic declines that began in 2008, the equity markets produced some of the most dramatic performance returns in recent years since the reporting period began, as efforts to support the global economic recovery appeared to gain traction.The “risk trade,” in which assets are shifted from conservative to more aggressive investments to take advantage of improving market conditions, profited the most in this more constructive environment. However, since the beginning of 2010, recent overseas credit concerns have dampened international markets to an extent, which might be an implication that this trend is moderating.

We believe that sustained global and U.S. economic expansions should proceed at an above-trend pace in 2010, the result of macroeconomic stimulation adopted by nearly every country in the world over the last year. As for the worldwide stock markets, positive returns over the foreseeable future are likely to be delivered through in-depth research and a selective security evaluation process. If you have questions about equities, your financial advisor is best suited to provide current market perspectives relative to your portfolio and to discuss potential opportunities which may match your current expectations and your long-term investment targets.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman & Chief Executive Officer
The Dreyfus Corporation
April 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2009 through March 31, 2010, as provided by Warren Chiang and C.Wesley Boggs, Portfolio Managers

Market and Fund Performance Overview

For the 12-month period ended March 31, 2010, Dreyfus Alpha Growth Fund’s Class A shares produced a total return of 50.45%, Class B shares returned 49.08%, Class C shares returned 49.22% and Class I shares returned 50.69%.1 In comparison, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) produced a total return of 49.77%, and the Russell 1000 Growth Index returned 49.75% for the same period.2,3

Stocks rallied strongly over most of the reporting period as the U.S. economy recovered from a recession and financial crisis. The fund produced returns in line with its benchmarks, primarily due to improved effectiveness later in the reporting period of the various factors considered by our quantitative model in predicting stock price movements. Our investment process was particularly rewarding in the consumer staples and financials sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation by investing in stocks selected using one or more quantitative models.These models are designed to identify equity securities with attractive long-term relative valuations, sustainable earnings, and behavioral factors, such as stock buy-backs and analysts’ earnings revisions, that may indicate potential misvaluations.

We use the models systematically to select approximately 50 to 80 securities. Generally, we maintain the fund’s sector concentrations in proportions that are similar to those of the Russell 1000 Growth Index. We periodically reapply our models and adjust the fund’s holdings. Stocks no longer favored by the models are sold, and highly rated stocks are purchased. The fund’s models are enhanced from time to time as suggested by our ongoing research efforts.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic Recovery Drove Stock Prices Higher

The reporting period witnessed the continuation of an economic recovery and stock market rally that began early in 2009. Although unemployment remained stubbornly high, improved manufacturing activity, the recovery of global credit markets and an apparent bottoming of residential housing prices helped boost confidence among investors, consumers and businesses.After four consecutive quarters of contraction, the U.S. economy returned to growth during the third quarter of 2009. However, the economic recovery so far has been more sluggish than historical averages.

For most of the reporting period, investors searched for bargains among lower-quality stocks.This activity typically benefited smaller, more speculative stocks more than their better established counterparts. Indeed, stocks that had been severely punished during the downturn ranked among the reporting period’s stronger performers. As a result, the earnings and behavioral factors considered by our stock selection process proved to be relatively ineffective during the early stages of the market rally, while valuation factors generally worked better. However, during the first quarter of 2010, we began to see a shift in investors’ focus toward companies with sustainable revenues and earnings,and all three categories of factors became more effective in predicting changes in stock prices.

Consumer Staples, Financial Stocks Bolstered Fund Results

Although we select stocks one company at a time and not according to macroeconomic influences, a number of the fund’s top performers during the reporting period were found in the consumer staples sector. An underweighted position in retail giant Wal-Mart Stores helped the fund avoid the brunt of concerns regarding competitive pressures and future earnings growth. In addition, bottler Coca-Cola Enterprises gained value when earnings increased, its dividend was raised and part of its business was acquired by The Coca-Cola Company.A number of holdings in the financials sector also fared well, including insurer AFLAC, which raised its earnings guidance. Securities exchange NYSE Euronext advanced when it returned to profitability and quarterly financial results exceeded analysts’ expectations.

The fund also encountered some disappointments during the reporting period. In the health care sector, drug developer Eli Lilly & Co. lagged due to concerns regarding upcoming patent expirations on key products, while medical supplies producer Becton, Dickinson and Co. issued a disappointing outlook. Among utilities, FPL Group’s earnings were undermined by the shutdown of a nuclear power plant, and Mirant Corp. declined after some analysts downgraded their ratings on the company in the wake of previous gains.

Enhancing Our Quantitative Model

Although we manage the fund according to a quantitative process and not in response to macroeconomic trends, we believe that investors’ focus is likely to continue to shift during a mild economic recovery toward high-quality, attractively valued companies that can deliver consistent earnings growth. In addition, we recently have completed revisions to our quantitative model that are designed to enhance its effectiveness during periodic bouts of heightened market volatility. In our judgment, our revised investment process may be particularly well suited to an environment in which investors refocus on underlying business fundamentals of individual companies rather than hunting for bargains among beaten-down stocks.

April 15, 2010

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

1

Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2

SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

3

SOURCE: LIPPER INC. — The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.The index does not take into account fees and expenses to which the fund is subject.

The Fund 5

Comparison of change in value of $10,000 investment in Dreyfus Alpha Growth Fund Class A shares, Class B shares, Class C shares and Class I shares and the Russell 1000 Growth Index

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class B, Class C and Class I shares of Dreyfus Alpha Growth Fund on 3/31/00 to a $10,000 investment made in the Russell 1000 Growth Index on that date.All dividends and capital gain distributions are reinvested.

Class A, B, C and I shares are subject to different sales charges and distribution and servicing fees. Performance for each share class in the line graph above includes returns for the predecessor fund and the current applicable sales loads.The fund’s other share classes have achieved different returns.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.The Russell 1000 Growth Index is a widely accepted, unmanaged large-cap index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 3/31/10

	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (5.75%)	41.76%	0.57%	0.54%
without sales charge	50.45%	1.77%	1.14%
Class B shares
with applicable redemption charge †	45.08%	0.60%	0.82%
without redemption	49.08%	0.93%	0.82%
Class C shares
with applicable redemption charge ††	48.22%	0.98%	0.51%
without redemption	49.22%	0.98%	0.51%
Class I shares	50.69%	1.96%	1.22%
Russell 1000 Growth Index	49.75%	3.42%	–4.21%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.The performance figures for Class A, Class B, Class C and Class I shares shown in the table include the performance of the predecessor fund prior to April 30, 2004, and are adjusted to reflect the applicable sales loads.

Prior to 8/1/02, the fund was known as the Bear Stearns Focus List Portfolio and employed a materially different investment strategy in pursuit of its objective of seeking capital appreciation. In deciding whether to invest in the fund, investors should consider that the fund’s historical performance prior to this time period does not reflect the fund’s current investment strategy. In addition, from time to time prior to 8/1/02, the fund allocated a portion of its assets to money market instruments, during which time the overall stock market declined substantially in value. These past allocations are a material factor contributing to the fund’s longer-term total return record.

† The maximum contingent deferred sales charge for Class B shares is 4%.After six years Class B shares convert to Class A shares.

†† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Alpha Growth Fund from October 1, 2009 to March 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2010

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 6.81	$ 11.25	$ 10.88	$ 4.63
Ending value (after expenses)	$1,132.90	$1,128.00	$1,127.90	$1,134.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2010

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 6.44	$ 10.65	$ 10.30	$ 4.38
Ending value (after expenses)	$1,018.55	$1,014.36	$1,014.71	$1,020.59

† Expenses are equal to the fund’s annualized expense ratio of 1.28% for Class A, 2.12% for Class B, 2.05% for Class C and .87% for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

March 31, 2010

Common Stocks—99.7%	Shares	Value ($)
Consumer Discretionary—7.7%
Aeropostale	43,400 [a]	1,251,222
Big Lots	11,500 [a,b]	418,830
Dollar Tree	38,700 [a,b]	2,291,814
Ford Motor	306,500 [a,b]	3,852,705
GameStop, Cl. A	109,500 [a,b]	2,399,145
Garmin	55,900 [b]	2,151,032
Priceline.com	2,300 [a,b]	586,500
		12,951,248
Consumer Staples—20.2%
Altria Group	59,200	1,214,784
Colgate-Palmolive	13,200	1,125,432
Del Monte Foods	129,900	1,896,540
Estee Lauder, Cl. A	59,500 [b]	3,859,765
General Mills	24,200 [b]	1,713,118
Hormel Foods	45,000	1,890,450
Kimberly-Clark	23,200	1,458,816
Lorillard	4,000	300,960
PepsiCo	14,700	972,552
Philip Morris International	59,100	3,082,656
Procter & Gamble	96,700	6,118,209
Wal-Mart Stores	99,100	5,509,960
Walgreen	126,900 [b]	4,706,721
		33,849,963
Energy—1.2%
Chevron	9,100	690,053
Exxon Mobil	19,200	1,286,016
		1,976,069
Financial—4.0%
Annaly Capital Management	190,400 [b,c]	3,271,072
Discover Financial Services	232,885 [b]	3,469,987
		6,741,059

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care—20.0%
Abbott Laboratories	3,000	158,040
Amgen	30,600 [a]	1,828,656
Becton Dickinson & Co.	2,200	173,206
Biogen Idec	7,200 [a]	412,992
Bristol-Myers Squibb	99,307	2,651,497
Forest Laboratories	18,997 [a,b]	595,746
Gilead Sciences	115,700 [a]	5,262,036
Hospira	68,700 [a]	3,891,855
Johnson & Johnson	101,900	6,643,880
Life Technologies	46,900 [a]	2,451,463
Medco Health Solutions	40,200 [a]	2,595,312
Omnicare	41,000 [b]	1,159,890
Vertex Pharmaceuticals	37,500 [a,b]	1,532,625
WellPoint	65,000 [a]	4,184,700
		33,541,898
Industrial—6.7%
Carlisle Cos.	48,400	1,844,040
FTI Consulting	13,100 [a,b]	515,092
Oshkosh	23,400 [a,b]	943,956
R.R. Donnelley & Sons	166,000	3,544,100
Raytheon	52,900	3,021,648
Valmont Industries	15,700 [b]	1,300,431
		11,169,267
Information Technology—32.6%
Activision Blizzard	22,300 [b]	268,938
Apple	40,479 [a]	9,509,731
CA	17,485	410,373
Cisco Systems	36,000 [a]	937,080
Cypress Semiconductor	254,500 [a]	2,926,750
Fairchild Semiconductor International	159,800 [a,b]	1,701,870
Fiserv	72,500 [a,b]	3,680,100

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Google, Cl. A	7,100 [a]	4,025,771
Hewlett-Packard	32,088	1,705,477
International Business Machines	64,600 [b]	8,284,950
MasterCard, Cl. A	13,800 [b]	3,505,200
Microsoft	177,101	5,183,746
Oracle	132,000	3,391,080
SanDisk	36,800 [a,b]	1,274,384
Seagate Technology	185,400 [a]	3,385,404
Western Digital	115,600 [a]	4,507,244
		54,698,098
Materials—3.6%
Commercial Metals	131,600	1,981,896
Freeport-McMoRan Copper & Gold	33,200 [b]	2,773,528
Reliance Steel & Aluminum	25,100	1,235,673
		5,991,097
Telecommunication Services—.3%
AT & T	17,500	452,200
Utilities—3.4%
Integrys Energy	20,500 [b]	971,290
Nicor	34,600 [b]	1,450,432
Pinnacle West Capital	89,500	3,376,835
		5,798,557
Total Common Stocks
(cost $148,115,401)		167,169,456

Other Investment—.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $651,000)	651,000 [d]	651,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—20.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $34,661,839)	34,661,839 [d]	34,661,839

Total Investments (cost $183,428,240)	120.8%	202,482,295
Liabilities, Less Cash and Receivables	(20.8%)	(34,893,840)
Net Assets	100.0%	167,588,455

a	Non-income producing security.
b

Security, or portion thereof, on loan.At March 31, 2010, the total market value of the fund’s securities on loan is $35,619,100 and the total market value of the collateral held by the fund is $36,786,469, consisting of cash collateral of $34,661,839 and U.S. Government and Agency securities valued at $2,124,630.

c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	32.6	Financial	4.0
Money Market Investments	21.1	Materials	3.6
Consumer Staples	20.2	Utilities	3.4
Health Care	20.0	Energy	1.2
Consumer Discretionary	7.7	Telecommunication Services	.3
Industrial	6.7		120.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2010

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $35,619,100)—Note 1(b):
Unaffiliated issuers		148,115,401		167,169,456
Affiliated issuers			35,312,839	35,312,839
Receivable for investment securities sold				1,151,361
Dividends and interest receivable				316,193
Receivable for shares of Beneficial Interest subscribed				53,089
Prepaid expenses				25,617
				204,028,555
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				204,661
Cash overdraft due to Custodian				227,288
Liability for securities on loan—Note 1(b)				34,661,839
Payable for shares of Beneficial Interest redeemed				1,226,774
Accrued expenses				119,538
				36,440,100
Net Assets ($)				167,588,455
Composition of Net Assets ($):
Paid-in capital				269,910,676
Accumulated undistributed investment income—net				63,984
Accumulated net realized gain (loss) on investments			(121,440,260)
Accumulated net unrealized appreciation
(depreciation) on investments				19,054,055
Net Assets ($)				167,588,455

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	108,426,982	16,064,892	38,401,429	4,695,152
Shares Outstanding	6,178,897	990,554	2,354,244	266,859
Net Asset Value Per Share ($)	17.55	16.22	16.31	17.59

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS
Year Ended March 31, 2010

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	3,502,356
Affiliated issuers	1,573
Income from securities lending—Note 1(b)	31,317
Total Income	3,535,246
Expenses:
Management fee—Note 3(a)	1,281,820
Shareholder servicing costs—Note 3(c)	837,703
Distribution fees—Note 3(b)	421,528
Registration fees	57,605
Professional fees	49,711
Prospectus and shareholders’ reports	36,740
Custodian fees—Note 3(c)	13,173
Trustees’ fees and expenses—Note 3(d)	13,068
Loan commitment fees—Note 2	3,238
Interest expense—Note 2	67
Miscellaneous	12,625
Total Expenses	2,727,278
Less—reduction in fees due to earnings credits—Note 1(b)	(921)
Net Expenses	2,726,357
Investment Income—Net	808,889
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	12,513,122
Net unrealized appreciation (depreciation) on investments	55,843,201
Net Realized and Unrealized Gain (Loss) on Investments	68,356,323
Net Increase in Net Assets Resulting from Operations	69,165,212

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,
	2010	2009[a]
Operations ($):
Investment income—net	808,889	1,168,133
Net realized gain (loss) on investments	12,513,122	(124,822,415)
Net unrealized appreciation
(depreciation) on investments	55,843,201	(2,744,585)
Net Increase (Decrease) in Net Assets
Resulting from Operations	69,165,212	(126,398,867)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(718,341)	(1,059,428)
Class I Shares	(26,523)	(10,076)
Class T Shares	—	(130,970)
Net realized gain on investments:
Class A Shares	—	(512,627)
Class B Shares	—	(98,067)
Class C Shares	—	(224,387)
Class I Shares	—	(3,620)
Class T Shares	—	(110,679)
Total Dividends	(744,864)	(2,149,854)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	9,457,243	57,661,845
Class B Shares	207,713	218,098
Class C Shares	777,270	2,968,186
Class I Shares	3,980,024	1,133,592
Class T Shares	—	2,335,710

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

		Year Ended March 31,
	2010	2009[a]
Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A Shares	691,773	1,477,111
Class B Shares	—	88,383
Class C Shares	—	174,975
Class I Shares	16,088	13,193
Class T Shares	—	233,543
Cost of shares redeemed:
Class A Shares	(68,072,808)	(148,076,326)
Class B Shares	(6,580,979)	(10,274,737)
Class C Shares	(12,624,243)	(30,446,071)
Class I Shares	(476,983)	(23,751,990)
Class T Shares	—	(41,102,560)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(72,624,902)	(187,347,048)
Total Increase (Decrease) in Net Assets	(4,204,554)	(315,895,769)
Net Assets ($):
Beginning of Period	171,793,009	487,688,778
End of Period	167,588,455	171,793,009
Undistributed investment income—net	63,984	—

		Year Ended March 31,
	2010	2009[a]
Capital Share Transactions:
Class Ab,c
Shares sold	618,186	4,389,777
Shares issued for dividends reinvested	42,676	124,546
Shares redeemed	(4,759,179)	(9,212,735)
Net Increase (Decrease) in Shares Outstanding	(4,098,317)	(4,698,412)
Class Bb
Shares sold	15,906	16,350
Shares issued for dividends reinvested	—	8,028
Shares redeemed	(470,622)	(712,831)
Net Increase (Decrease) in Shares Outstanding	(454,716)	(688,453)
Class C
Shares sold	53,919	221,299
Shares issued for dividends reinvested	—	15,806
Shares redeemed	(880,359)	(2,059,913)
Net Increase (Decrease) in Shares Outstanding	(826,440)	(1,822,808)
Class I
Shares sold	242,994	59,744
Shares issued for dividends reinvested	991	1,108
Shares redeemed	(29,516)	(1,567,669)
Net Increase (Decrease) in Shares Outstanding	214,469	(1,506,817)
Class Tc
Shares sold	—	146,434
Shares issued for dividends reinvested	—	19,859
Shares redeemed	—	(2,923,888)
Net Increase (Decrease) in Shares Outstanding	—	(2,757,595)

a	Effective close of business on Febraury 4, 2009, the fund no longer offers Class T shares.
b

During the period ended March 31, 2010, 123,547 Class B shares representing $1,764,106, were automatically converted to 114,154 Class A shares and during the period ended March 31, 2009, 144,806 Class B shares representing $2,134,621 were automatically converted to 133,815 Class A shares.

c	On the close of business on February 4, 2009, 1,411,189 Class T shares representing $17,174,170 were converted to 1,397,410 Class A shares.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended March 31,
Class A Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	11.74	18.83	23.02	24.58	19.82
Investment Operations:
Investment income (loss)—net[a]	.11	.10	(.01)	.03	.01
Net realized and unrealized
gain (loss) on investments	5.80	(7.01)	(1.04)	(.47)	4.79
Total from Investment Operations	5.91	(6.91)	(1.05)	(.44)	4.80
Distributions:
Dividends from investment income—net	(.10)	(.12)	—	—	—
Dividends from net realized
gain on investments	—	(.06)	(3.14)	(1.12)	(.04)
Total Distributions	(.10)	(.18)	(3.14)	(1.12)	(.04)
Net asset value, end of period	17.55	11.74	18.83	23.02	24.58
Total Return (%)[b]	50.45	(36.68)	(6.18)	(1.66)	24.20
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.34	1.27	1.19	1.14	1.17
Ratio of net expenses
to average net assets	1.34[c]	1.26	1.19[c]	1.14	1.17
Ratio of net investment income
(loss) to average net assets	.73	.63	(.05)	.15	.04
Portfolio Turnover Rate	125.26	114.25	130.42	186.08	128.55
Net Assets, end of period ($ x 1,000)	108,427	120,697	282,003	788,639	600,414

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

		Year Ended March 31,
Class B Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	10.88	17.42	21.69	23.42	19.02
Investment Operations:
Investment (loss)—net[a]	(.02)	(.03)	(.19)	(.14)	(.16)
Net realized and unrealized
gain (loss) on investments	5.36	(6.45)	(.94)	(.47)	4.60
Total from Investment Operations	5.34	(6.48)	(1.13)	(.61)	4.44
Distributions:
Dividends from net realized
gain on investments	—	(.06)	(3.14)	(1.12)	(.04)
Net asset value, end of period	16.22	10.88	17.42	21.69	23.42
Total Return (%)[b]	49.08	(37.20)	(6.97)	(2.50)	23.33
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.20	2.14	2.03	1.95	1.97
Ratio of net expenses
to average net assets	2.20[c]	2.13	2.03[c]	1.95	1.90
Ratio of net investment (loss)
to average net assets	(.13)	(.22)	(.90)	(.67)	(.74)
Portfolio Turnover Rate	125.26	114.25	130.42	186.08	128.55
Net Assets, end of period ($ x 1,000)	16,065	15,720	37,176	64,606	80,297

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

		Year Ended March 31,
Class C Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	10.93	17.49	21.75	23.47	19.06
Investment Operations:
Investment (loss)—net[a]	(.01)	(.03)	(.18)	(.14)	(.15)
Net realized and unrealized
gain (loss) on investments	5.39	(6.47)	(.94)	(.46)	4.60
Total from Investment Operations	5.38	(6.50)	(1.12)	(.60)	4.45
Distributions:
Dividends from net realized
gain on investments	—	(.06)	(3.14)	(1.12)	(.04)
Net asset value, end of period	16.31	10.93	17.49	21.75	23.47
Total Return (%)[b]	49.22	(37.17)	(6.94)	(2.41)	23.33
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.10	2.08	1.96	1.92	1.94
Ratio of net expenses
to average net assets	2.10[c]	2.07	1.96[c]	1.92	1.90
Ratio of net investment (loss)
to average net assets	(.04)	(.17)	(.83)	(.64)	(.72)
Portfolio Turnover Rate	125.26	114.25	130.42	186.08	128.55
Net Assets, end of period ($ x 1,000)	38,401	34,759	87,532	185,538	155,483

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

		Year Ended March 31,
Class I Shares	2010	2009	2008[a]	2007	2006
Per Share Data ($):
Net asset value, beginning of period	11.79	19.00	23.12	24.60	19.80
Investment Operations:
Investment income—net[b]	.19	.15	.07	.11	.09
Net realized and unrealized
gain (loss) on investments	5.77	(7.13)	(1.05)	(.47)	4.75
Total from Investment Operations	5.96	(6.98)	(.98)	(.36)	4.84
Distributions:
Dividends from investment income—net	(.16)	(.17)	—	—	—
Dividends from net realized
gain on investments	—	(.06)	(3.14)	(1.12)	(.04)
Total Distributions	(.16)	(.23)	(3.14)	(1.12)	(.04)
Net asset value, end of period	17.59	11.79	19.00	23.12	24.60
Total Return (%)	50.69	(36.76)	(5.83)	(1.33)	24.43
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.97	.84	.84	.81	.90
Ratio of net expenses
to average net assets	.97[c]	.83	.84[c]	.81	.90
Ratio of net investment income
to average net assets	1.22	.83	.31	.47	.38
Portfolio Turnover Rate	125.26	114.25	130.42	186.08	128.55
Net Assets, end of period ($ x 1,000)	4,695	618	29,622	44,073	48,246

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Alpha Growth Fund (the “fund”) is a separate non-diversified series of Dreyfus Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective seeks capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class I shares. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as:fundamental analytical data,the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund’s investments:

	Level 1—	Level 2—Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities —
Domestic†	167,169,456	—	—	167,169,456
Mutual Funds	35,312,839	—	—	35,312,839
† See Statement of Investments for industry classification.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecur-ring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended March 31, 2010, The Bank of New York Mellon earned $13,422 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capi-

tal gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended March 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2010, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $63,984, accumulated capital losses $121,154,421 and unrealized appreciation $18,882,195. In addition, the fund had $113,979 of capital losses realized after October 31, 2009, which were deferred for tax purposes to the first day of the following fiscal year.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2010. If not applied, $59,643,355 of the carryover expires in fiscal 2017 and $61,511,066 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2010 and March 31, 2009 were as follows: ordinary income $744,864 and $2,078,650 and long-term capital gains $0 and $71,204, respectively.

During the period ended March 31, 2010, as a result of permanent book to tax differences, primarily due to the tax treatment for real estate investment trusts, the fund decreased accumulated undistributed

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

investment income-net by $41 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2010, was approximately $7,500 with a related weighted average annualized interest rate of .89%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended March 31, 2010, the Distributor retained $2,616 from commissions earned on sales of the fund’s Class A shares and $36,979 and $1,548 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended March 31, 2010, Class B and Class C shares were charged $126,938 and $294,590, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2010, Class A, Class B and Class C shares were charged $282,468, $42,312 and $98,197, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2010, the fund was charged $127,911 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2010, the fund was charged $17,469 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits which amounted to $921.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2010, the fund was charged $13,173 pursuant to the custody agreement.

During the period ended March 31, 2010, the fund was charged $5,340 for services performed by the Chief Compliance Officer.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $107,157, Rule 12b-1 distribution plan fees $34,867, shareholder services plan fees $34,854, custodian fees $4,937, chief compliance officer fees $2,742 and transfer agency per account fees $20,104.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2010, amounted to $211,853,473 and $283,838,257, respectively.

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended March 31, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	3/31/2009 ($)	Purchases ($)	Sales ($)	3/31/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,547,000	48,089,000	48,985,000	651,000.4
Dreyfus
Institutional
Cash
Advantage
Plus Fund	15,793,536	161,193,762	142,325,459	34,661,839	20.7
Total	17,340,536	209,282,762	191,310,459	35,312,839	21.1

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010. These disclosures did not impact the notes to the financial statements.

At March 31, 2010, the cost of investments for federal income tax purposes was $183,600,100; accordingly, accumulated net unrealized appreciation on investments was $18,882,195, consisting of $21,990,770 gross unrealized appreciation and $3,108,575 gross unrealized depreciation.

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 31

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Alpha Growth Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Alpha Growth Fund (one of the series comprising Dreyfus Manager Funds I) as of March 31, 2010 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Alpha Growth Fund at March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S generally accepted accounting principles.

New York, New York
May 21, 2010

IMPORTANT TAX INFORMATION (Unaudited)

The fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended March 31, 2010 as qualifying for the corporate dividends received deduction. For the fiscal year ended March 31, 2010, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $744,864 represents the maximum amount that may be considered qualified dividend income. Shareholders received notification in early 2011 of the percentage applicable to the preparation of their 2010 income tax returns.

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 2, 2010, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2011. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting, administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure.The Board also considered Dreyfus’ brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ policies and practices regarding soft dollars.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail, front-end load, multi-cap growth funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional multi-cap growth funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted the fund’s average annual total return ranked in the third quartile of both its Performance Group and Performance Universe for the one-year period ended December 31, 2009, in the second quartile of both its Performance Group and Performance Universe for the two-year period ended December 31, 2009 and was in the third and fourth quartiles of the Performance Group and Performance Universe for the three-, four-and five-year periods ended December 31, 2009. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, which showed that the fund’s performance was above the index six of the ten years of the comparison.

The Board members also discussed the fund’s contractual and actual management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The fund’s contractual management fee was at the Expense Group median. The fund’s actual management fee and expense ratio were slightly higher than the Expense Group medians and were higher than the Expense Universe medians.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ perspective, as applicable, in providing services to the Similar Accounts as compared to the fund.The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fees.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was generally satisfied with the fund’s overall relative per- formance.

  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 37

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (66)
Chairman of the Board (2003)

Principal Occupation During Past 5 Years:
- Corporate Director and Trustee

Other Public Company Board Memberships During Past 5 Years:
- CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
- The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-present)
- Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)

No. of Portfolios for which Board Member Serves: 167

Peggy C. Davis (67)
Board Member (2006)

Principal Occupation During Past 5 Years:
- Shad Professor of Law, New York University School of Law (1983-present)
- Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training

No. of Portfolios for which Board Member Serves: 50

David P. Feldman (70)
Board Member (2003)

Principal Occupation During Past 5 Years:
- Corporate Director and Trustee

Other Public Company Board Memberships During Past 5 Years:
- BBH Mutual Funds Group (4 registered mutual funds), Director (2007-present)
- QMed, Inc. a healthcare company, Director (1999-2007)

No. of Portfolios for which Board Member Serves: 47

James F. Henry (79)
Board Member (2006)

Principal Occupation During Past 5 Years:
- Mediator involved in several non-profit organizations, primarily engaged in domestic and international dispute resolution, and historic preservation

No. of Portfolios for which Board Member Serves: 32

38

Ehud Houminer (69)
Board Member (2003)

Principal Occupation During Past 5 Years:
- Executive-in-Residence at the Columbia Business School, Columbia University

Other Public Company Board Memberships During Past 5 Years:
- Avnet Inc., an electronics distributor, Director (1993-present)

No. of Portfolios for which Board Member Serves: 60

Dr. Martin Peretz (70)
Board Member (2006)

Principal Occupation During Past 5 Years:
- Editor-in-Chief of The New Republic Magazine (1974-present)
- Director of TheStreet.com, a financial information service on the web (1996-present)

No. of Portfolios for which Board Member Serves: 32

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

John M. Fraser, Jr., Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

The Fund 39

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 167 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 167 portfolios) managed by the Manager.

Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 62 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004.

MICHAEL A. ROSENBERG, Vice President and Secretary since June 2003.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 35 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Manager since February 1984.

40

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since June 2003.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since June 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since June 2003.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since November 1990.

The Fund 41

OFFICERS OF THE FUND (Unaudited) (continued)

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 190 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients.  He is 52 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since June 2003.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 186 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 1998.

42

NOTES

Dreyfus
S&P STARS Fund

ANNUAL REPORT March 31, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
21	Notes to Financial Statements
31	Report of Independent Registered Public Accounting Firm
32	Information About the Review and Approval of the Fund’s Management Agreement
36	Board Members Information
38	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
S&P STARS Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus S&P STARS Fund, covering the 12-month period from April 1, 2009, through March 31, 2010.

Following the historic declines that began in 2008, the equity markets produced some of the most dramatic performance returns in recent years since the reporting period began, as efforts to support the global economic recovery appeared to gain traction.The “risk trade,” in which assets are shifted from conservative to more aggressive investments to take advantage of improving market conditions, profited the most in this more constructive environment. However, since the beginning of 2010, recent overseas credit concerns have dampened international markets to an extent, which might be an implication that this trend is moderating.

We believe that sustained global and U.S. economic expansions should proceed at an above-trend pace in 2010, the result of macroeconomic stimulation adopted by nearly every country in the world over the last year. As for the worldwide stock markets, positive returns over the foreseeable future are likely to be delivered through in-depth research and a selective security evaluation process. If you have questions about equities, your financial advisor is best suited to provide current market perspectives relative to your portfolio and to discuss potential opportunities which may match your current expectations and your long-term investment targets.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2009, through March 31, 2010, as provided by Elizabeth Slover, Barry K. Mills and David Sealy, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended March 31, 2010, Dreyfus S&P STARS Fund’s Class A shares produced a total return of 38.05%, Class B shares returned 36.98%, Class C shares returned 37.10% and Class I shares returned 38.58%.1,2 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of 49.77% for the same period. In addition, the Russell 1000 Growth Index produced a total return of 49.75% for the same period.3,4 Large-cap stocks generally advanced strongly over the reporting period as the economy continued to recover from a recession and financial crisis. While the fund participated to a significant degree in the market rally, the S&P STARS system proved relatively ineffective in an investment environment in which lower-quality stocks led the rally and companies with strong cash flows and healthy balance sheets lagged. As a result, the fund underperformed its benchmark.

Effective March 15, 2010, Elizabeth Slover, Barry K. Mills and David Sealy became the fund’s primary portfolio managers.

The Fund’s Investment Approach

The fund seeks to provide investment results that exceed the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.To pursue this goal, the managers employ the Standard & Poor’s STock Appreciation Ranking System (or “STARS”), S&P’s proprietary stock research rating system. The managers generally use STARS to identify common stocks in the highest categories (5 and 4 STARS) for purchase, and in the lowest category (1 and 2 STARS) for short-selling. The managers independently analyze the stocks and identify for purchase those they believe have the greatest potential for growth and are reasonably priced.

Economic Recovery Drove Stock Prices Higher

The reporting period witnessed the continuation of an economic recovery and stock market rally that began early in 2009. Although unemployment remained stubbornly high, improved manufacturing

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

activity and an apparent bottoming of residential housing prices helped boost confidence among investors, consumers and businesses.After four consecutive quarters of contraction, the U.S. economy returned to growth during the third quarter of 2009. However, the recovery has been more sluggish than historical averages.

For most of the reporting period, investors searched for bargains among lower-quality stocks.This activity typically benefited smaller, more speculative stocks more than their better established counterparts. Indeed, stocks that had been severely punished during the downturn ranked among the reporting period’s stronger performers. The S&P STARS system, which favors high-quality companies with strong cash flows and attractive intrinsic values, was out of favor in this market environment. In fact, since the S&P STARS system’s inception in 1987, 2009 proved to be the worst single calendar year for its relative performance. However, during the first quarter of 2010, we began to see a shift in investors’ focus toward companies with sustainable revenues and earnings in a normalized operating environment.

Focus on Quality Dampened Fund Results

Although the fund participated to a significant degree in the market rally, it did not own most of the lower-quality stocks that led the rebound.The strength of lower-quality stocks was especially apparent in the financials sector, where the fund did not own the real estate investment trusts that bounced back robustly from depressed levels despite ongoing challenges in real estate markets.The fund also missed much of the rebound among large banks that had been severely punished in the downturn, including Citigroup, Goldman Sachs Group, JPMorgan Chase & Co. and Bank of America. In the consumer discretionary sector, the fund owned few of the highly leveraged media companies that fared well in the rally.While we established a position in heating-and-cooling specialist Johnson Controls when Standard & Poor’s upgraded the stock, the fund missed the early stages of its rebound.Among health care companies, biotechnology firms Cephalon and Genzyme were hurt during the reporting period by product-specific issues.

Weakness in these areas was partially offset by better performance in other holdings. Leather goods specialty retailer Coach prospered after consumers responded positively to the introduction of a lower-priced product line. Pharmacy benefit management company Express Scripts advanced as it became clearer that the company could benefit from the passage of health care reform legislation.

4

Greater Emphasis on Earnings Growth

As the economic recovery progresses, we believe that investors will continue to turn away from bargain hunting in favor of conducting research to find companies with sound business fundamentals. We believe that this shift in market sentiment should result in greater effectiveness for the S&P STARS system.In addition,we have intensified the fund’s focus on companies with healthy finances and strong business fundamentals, including earnings-growth characteristics. In our view, this is the right strategy as the economy and financial markets continue to normalize.

April 15, 2010

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
S&P STARS rankings are subjective determinations of S&P analysts and may not accurately assess the investment prospects of a security.The past performance of S&P ranked stocks is not predictive of future fund performance.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 31, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	Included in the fund’s total return are class action proceeds.
3	SOURCE: LIPPER INC. — Each index reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance.The Russell 1000
Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.The indices do not take into account fees and expenses to which the fund is subject.
4	“Standard & Poor’s®,”“S&P®,”“S&P 500®” and “STARS®” are registered trademarks of
Standard & Poor’s Financial Services LLC., and have been licensed for use on behalf of the fund.
The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class B, Class C and Class I shares of Dreyfus S&P STARS Fund on 3/31/00 to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.

Class A, B, C and I shares are subject to different sales charges and distribution and servicing fees. Performance for each share class in the line graph above includes returns for the predecessor fund and the current applicable sales loads.The fund’s other share classes have achieved different returns.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.The Index is a widely accepted, unmanaged index of U.S. stock market performance. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 3/31/10
	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (5.75%)	30.10%	–2.14%	–4.36%
without sales charge	38.05%	–0.97%	–3.79%
Class B shares
with applicable redemption charge †	32.98%	–2.20%	–4.11%
without redemption	36.98%	–1.80%	–4.11%
Class C shares
with applicable redemption charge ††	36.10%	–1.74%	–4.41%
without redemption	37.10%	–1.74%	–4.41%
Class I shares	38.58%	–0.61%	–3.35%
Standard & Poor’s 500
Composite Stock Price Index	49.77%	1.92%	–0.65%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.The performance figures for Class A, Class B, Class C and Class I shares shown in the table include the performance of the predecessor fund prior to April 30, 2004, and are adjusted to reflect the applicable sales loads.

† The maximum contingent deferred sales charge for Class B shares is 4%.After six years Class B shares convert to Class A shares.

The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P STARS Fund from October 1, 2009 to March 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2010
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 8.02	$ 11.33	$ 11.38	$ 5.32
Ending value (after expenses)	$1,088.90	$1,085.20	$1,085.00	$1,091.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2010
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 7.75	$ 10.95	$ 11.00	$ 5.14
Ending value (after expenses)	$1,017.25	$1,014.06	$1,014.01	$1,019.85

Expenses are equal to the fund’s annualized expense ratio of 1.54% for Class A, 2.18% for Class B, 2.19% for Class C and 1.02% for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

March 31, 2010

Common Stocks—100.1%	Shares	Value ($)
Consumer Discretionary—9.8%
Carnival	83,870	3,260,866
Coach	150,000 [a]	5,928,000
Johnson Controls	100,000	3,299,000
Kohl’s	88,620 [b]	4,854,603
News, Cl. A	228,160	3,287,786
O’Reilly Automotive	78,800 [a,b]	3,286,748
Tiffany & Co.	103,690 [a]	4,924,238
Toll Brothers	121,220 [b]	2,521,376
		31,362,617
Consumer Staples—8.0%
Coca-Cola Enterprises	238,080	6,585,293
Colgate-Palmolive	60,000	5,115,600
Lorillard	48,140	3,622,054
PepsiCo	98,430	6,512,129
Philip Morris International	72,110	3,761,258
		25,596,334
Energy—14.4%
Anadarko Petroleum	89,780 [a]	6,538,677
Apache	60,000	6,090,000
Chevron	87,080	6,603,276
EOG Resources	74,580	6,931,465
Newfield Exploration	127,130 [b]	6,617,116
Noble	149,270 [b]	6,242,471
Transocean	82,640 [b]	7,138,443
		46,161,448
Financial—17.2%
Bank of America	541,590	9,667,381
Goldman Sachs Group	26,000 [a]	4,436,380
JPMorgan Chase & Co.	225,000	10,068,750
Lincoln National	143,520	4,406,064
People’s United Financial	300,000	4,692,000
Prudential Financial	65,000	3,932,500

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Simon Property Group	60,510 [a,c]	5,076,789
Travelers	135,000	7,281,900
Wells Fargo & Co.	185,000	5,757,200
		55,318,964
Health Care—13.7%
Amgen	56,110 [b]	3,353,134
Celgene	51,710 [b]	3,203,951
Edwards Lifesciences	32,450 [a,b]	3,208,656
Express Scripts	80,000 [b]	8,140,800
Gilead Sciences	67,410 [b]	3,065,807
Human Genome Sciences	101,730 [b]	3,072,246
Merck & Co.	127,020	4,744,197
Pfizer	323,290	5,544,424
Thermo Fisher Scientific	64,390 [b]	3,312,222
Vertex Pharmaceuticals	74,080 [b]	3,027,650
Zimmer Holdings	55,530 [b]	3,287,376
		43,960,463
Industrial—10.1%
Caterpillar	73,160 [a]	4,598,106
General Electric	370,540	6,743,828
Jacobs Engineering Group	81,000 [a,b]	3,660,390
Norfolk Southern	84,810	4,740,031
Parker Hannifin	80,000	5,179,200
United Parcel Service, Cl. B	51,150	3,294,572
United Technologies	55,740	4,103,021
		32,319,148

10

Common Stocks (continued)	Shares	Value ($)
Information Technology—20.7%
Amphenol, Cl. A	76,400	3,223,316
Apple	54,000 [b]	12,686,220
Cisco Systems	220,000 [a,b]	5,726,600
Google, Cl. A	14,220 [b]	8,062,882
Hewlett-Packard	148,270	7,880,550
Microsoft	355,440	10,403,729
Oracle	259,760	6,673,234
QUALCOMM	166,020	6,971,180
Research In Motion	21,570 [b]	1,595,102
Sybase	69,260 [a,b]	3,228,901
		66,451,714
Materials—3.5%
Eastman Chemical	59,760	3,805,517
Pactiv	147,650 [b]	3,717,827
Steel Dynamics	204,090 [a]	3,565,452
		11,088,796
Telecommunication Services—2.7%
AT & T	335,490	8,669,062
Total Common Stocks
(cost $300,691,948)		320,928,546

Other Investment—.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,597,000)	2,597,000 [d]	2,597,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—10.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $32,974,478)	32,974,478 [d]	32,974,478

Total Investments (cost $336,263,426)	111.2%	356,500,024
Liabilities, Less Cash and Receivables	(11.2%)	(35,774,765)
Net Assets	100.0%	320,725,259

a Security, or portion thereof, on loan.At March 31, 2010, the total market value of the fund’s securities on loan is
$34,797,613 and the total market value of the collateral held by the fund is $35,905,158, consisting of cash collateral of $32,974,478 and U.S. Government and Agency securities valued at $2,930,680.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	20.7	Consumer Discretionary	9.8
Financial	17.2	Consumer Staples	8.0
Energy	14.4	Materials	3.5
Health Care	13.7	Telecommunication Services	2.7
Money Market Investments	11.1
Industrial	10.1		111.2

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2010

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $34,797,613)—Note 1(b):
Unaffiliated issuers		300,691,948		320,928,546
Affiliated issuers			35,571,478	35,571,478
Receivable for investment securities sold				8,214,737
Dividends and interest receivable				272,223
Receivable for shares of Beneficial Interest subscribed				23,926
Prepaid expenses				19,321
				365,030,231
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				399,781
Cash overdraft due to Custodian				249,800
Liability for securities on loan—Note 1(b)				32,974,478
Payable for investment securities purchased				9,460,097
Payable for shares of Beneficial Interest redeemed				837,717
Payable for licence fee				118,229
Accrued expenses				264,870
				44,304,972
Net Assets ($)				320,725,259
Composition of Net Assets ($):
Paid-in capital				994,488,971
Accumulated net realized gain (loss) on investments				(694,000,310)
Accumulated net unrealized appreciation
(depreciation) on investments				20,236,598
Net Assets ($)				320,725,259

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	224,245,198	12,572,110	79,024,489	4,883,462
Shares Outstanding	9,199,672	560,931	3,516,510	188,011
Net Asset Value Per Share ($)	24.38	22.41	22.47	25.97

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS
Year Ended March 31, 2010

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	5,394,868
Affiliated issuers	5,408
Income from securities lending—Note 1(b)	28,099
Total Income	5,428,375
Expenses:
Management fee—Note 3(a)	2,281,993
Shareholder servicing costs—Note 3(c)	1,997,083
Distribution fees—Note 3(b)	780,572
License fee—Note 3(a)	489,026
Prospectus and shareholders’ reports	76,178
Professional fees	68,588
Registration fees	53,984
Trustees’ fees and expenses—Note 3(d)	22,485
Loan commitment fees—Note 2	8,143
Custodian fees—Note 3(c)	5,082
Interest expense—Note 2	163
Miscellaneous	32,587
Total Expenses	5,815,884
Less—reduction in management fee due to undertaking—Note 3(a)	(113,543)
Less—reduction in fees due to earnings credits—Note 1(b)	(3,535)
Net Expenses	5,698,806
Investment (Loss)—Net	(270,431)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(16,939,522)
Net unrealized appreciation (depreciation) on investments	120,698,849
Net Realized and Unrealized Gain (Loss) on Investments	103,759,327
Net Increase in Net Assets Resulting from Operations	103,488,896

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,
	2010	2009[a]
Operations ($):
Investment (loss)—net	(270,431)	(1,103,877)
Net realized gain (loss) on investments	(16,939,522)	(124,880,465)
Net unrealized appreciation
(depreciation) on investments	120,698,849	(121,761,720)
Net Increase (Decrease) in Net Assets
Resulting from Operations	103,488,896	(247,746,062)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	30,045,505	176,088,101
Class B Shares	101,129	208,938
Class C Shares	3,012,658	1,906,285
Class I Shares	913,649	3,623,918
Class T Shares	—	2,899,623
Cost of shares redeemed:
Class A Shares	(62,936,572)	(76,523,223)
Class B Shares	(30,747,236)	(72,784,650)
Class C Shares	(22,921,152)	(32,809,601)
Class I Shares	(1,307,522)	(96,607,450)
Class T Shares	—	(171,707,743)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(83,839,541)	(265,705,802)
Total Increase (Decrease) in Net Assets	19,649,355	(513,451,864)
Net Assets ($):
Beginning of Period	301,075,904	814,527,768
End of Period	320,725,259	301,075,904

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

		Year Ended March 31,
	2010	2009[a]
Capital Share Transactions:
Class Ab,c
Shares sold	1,421,371	8,877,688
Shares redeemed	(2,902,853)	(3,188,202)
Net Increase (Decrease) in Shares Outstanding	(1,481,482)	5,689,486
Class Bb
Shares sold	5,218	9,941
Shares redeemed	(1,578,673)	(3,145,670)
Net Increase (Decrease) in Shares Outstanding	(1,573,455)	(3,135,729)
Class C
Shares sold	146,255	87,755
Shares redeemed	(1,123,486)	(1,479,190)
Net Increase (Decrease) in Shares Outstanding	(977,231)	(1,391,435)
Class I
Shares sold	36,591	126,523
Shares redeemed	(57,620)	(4,051,290)
Net Increase (Decrease) in Shares Outstanding	(21,029)	(3,924,767)
Class Tc
Shares sold	—	115,582
Shares redeemed	—	(8,687,161)
Net Increase (Decrease) in Shares Outstanding	—	(8,571,579)

a	Effective close of business on Febraury 4, 2009, the fund no longer offers Class T shares.
b	During the period ended March 31, 2010, 782,422 Class B shares representing $15,079,439, were automatically converted to 722,513 Class A shares and during the period ended March 31, 2009, 1,671,432 Class B shares representing $38,442,535 were automatically converted to 1,557,805 Class A shares.
c	On the close of business on February 4, 2009, 6,491,792 Class T shares representing $117,890,939 were converted to 6,417,580 Class A shares.
See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended March 31,
Class A Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	17.66	28.79	32.75	30.78	25.60
Investment Operations:
Investment income (loss)—net[a]	.03	.06	(.13)	(.10)	(.11)
Net realized and unrealized
gain (loss) on investments	6.69[b]	(11.19)	(3.83)	2.07	5.29
Total from Investment Operations	6.72	(11.13)	(3.96)	1.97	5.18
Net asset value, end of period	24.38	17.66	28.79	32.75	30.78
Total Return (%)[c]	38.05	(38.66)	(12.09)	6.40	20.24
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.56	1.47	1.28	1.25	1.21
Ratio of net expenses
to average net assets	1.53	1.36	1.23	1.24	1.21[d]
Ratio of net investment income
(loss) to average net assets	.13	.24	(.39)	(.31)	(.40)
Portfolio Turnover Rate	70.59	61.37	132.79	123.41	123.11
Net Assets, end of period ($ x 1,000)	224,245	188,585	143,729	102,515	35,578

a	Based on average shares outstanding at each month end.
b	Amount includes litigation proceeds received by the fund of $.30 for the year ended March 31, 2010.
c	Exclusive of sales charge.
d	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

		Year Ended March 31,
Class B Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	16.36	26.94	30.90	29.28	24.54
Investment Operations:
Investment (loss)—net[a]	(.12)	(.18)	(.38)	(.35)	(.32)
Net realized and unrealized
gain (loss) on investments	6.17[b]	(10.40)	(3.58)	1.97	5.06
Total from Investment Operations	6.05	(10.58)	(3.96)	1.62	4.74
Net asset value, end of period	22.41	16.36	26.94	30.90	29.28
Total Return (%)[c]	36.98	(39.27)	(12.84)	5.57	19.32
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.39	2.31	2.11	2.10	2.10
Ratio of net expenses
to average net assets	2.35	2.20	2.06	2.09	2.00
Ratio of net investment (loss)
to average net assets	(.66)	(.79)	(1.23)	(1.21)	(1.21)
Portfolio Turnover Rate	70.59	61.37	132.79	123.41	123.11
Net Assets, end of period ($ x 1,000)	12,572	34,919	141,979	269,747	357,315

a	Based on average shares outstanding at each month end.
b	Amount includes litigation proceeds received by the fund of $.30 for the year ended March 31, 2010.
c	Exclusive of sales charge.
See notes to financial statements.

18

		Year Ended March 31,
Class C Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	16.39	26.95	30.89	29.26	24.53
Investment Operations:
Investment (loss)—net[a]	(.11)	(.15)	(.36)	(.34)	(.32)
Net realized and unrealized
gain (loss) on investments	6.19[b]	(10.41)	(3.58)	1.97	5.05
Total from Investment Operations	6.08	(10.56)	(3.94)	1.63	4.73
Net asset value, end of period	22.47	16.39	26.95	30.89	29.26
Total Return (%)[c]	37.10	(39.18)	(12.76)	5.57	19.28
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.24	2.23	2.05	2.07	2.08
Ratio of net expenses
to average net assets	2.20	2.12	2.00	2.06	2.00
Ratio of net investment (loss)
to average net assets	(.54)	(.65)	(1.17)	(1.18)	(1.21)
Portfolio Turnover Rate	70.59	61.37	132.79	123.41	123.11
Net Assets, end of period ($ x 1,000)	79,024	73,655	158,580	222,114	255,990

a	Based on average shares outstanding at each month end.
b	Amount includes litigation proceeds received by the fund of $.30 for the year ended March 31, 2010.
c	Exclusive of sales charge.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

		Year Ended March 31,
Class I Shares	2010	2009	2008[a]	2007	2006
Per Share Data ($):
Net asset value, beginning of period	18.74	30.42	34.48	32.30	26.77
Investment Operations:
Investment income (loss)—net[b]	.12	.12	(.01)	(.01)	(.03)
Net realized and unrealized
gain (loss) on investments	7.11[c]	(11.80)	(4.05)	2.19	5.56
Total from Investment Operations	7.23	(11.68)	(4.06)	2.18	5.53
Net asset value, end of period	25.97	18.74	30.42	34.48	32.30
Total Return (%)	38.58	(38.40)	(11.78)	6.75	20.66
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.15	.96	.92	.93	.92
Ratio of net expenses
to average net assets	1.12	.85	.87	.93[d]	.91
Ratio of net investment income
(loss) to average net assets	.54	.44	(.03)	(.05)	(.12)
Portfolio Turnover Rate	70.59	61.37	132.79	123.41	123.11
Net Assets, end of period ($ x 1,000)	4,883	3,917	125,761	151,892	153,021

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Amount includes litigation proceeds received by the fund of $.30 for the year ended March 31, 2010.
d	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus S&P STARS Fund (the “fund”) is a separate non-diversified series of Dreyfus Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective seeks to provide investment results that exceed the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class I shares. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees.

22

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund’s investments:

	Level 1—	Level 2—Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities —
Domestic†	319,333,444	—	—	319,333,444
Equity Securities —
Foreign†	1,595,102	—	—	1,595,102
Mutual Funds	35,571,478	—	—	35,571,478
† See Statement of Investments for industry classification.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

24

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager,U.S Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended March 31, 2010, The Bank of New York Mellon earned $12,042 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended March 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2010, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $691,185,430 and unrealized appreciation $19,085,907. In addition, the fund had $1,664,189 of capital losses realized after October 31, 2009, which were deferred for tax purposes to the first day of the following fiscal year.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2010. If not applied, $385,319,987 of the carryover expires in fiscal 2011, $124,869,671 expires in fiscal 2012, $90,369,546 expires in fiscal 2017 and $90,626,226 expires in fiscal 2018.

During the period ended March 31, 2010, as a result of permanent book to tax differences, primarily due to the tax treatment for net operating losses and real estate investment trusts, the fund increased

26

accumulated undistributed investment income-net by $270,431, increased accumulated net realized gain (loss) on investments by $998 and decreased paid-in capital by $271,429. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2010, was approximately $14,900 with a related weighted average annualized interest rate of 1.09%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.The Manager had agreed to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the fund’s average daily net assets from April 1, 2009 through August 1, 2009. The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund from March 1, 2010 through March 31, 2011, so that the net operating expenses of Class A, B, C and I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.30%, 2.05%, 2.05%, and 1.05%, respectively. The reduction in management fee, pursuant to the undertaking, amounted to $113,543 during the period ended March 31, 2010.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has agreed to pay a license fee at the annual rate of .15% of the value of the fund’s average daily net assets for the use of certain of Standard & Poor’s proprietary tradenames and trademarks.

During the period ended March 31, 2010, the Distributor retained $7,402 from commissions earned on sales of the fund’s Class A shares and $38,837 and $3,505 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended March 31, 2010, Class B and Class C shares were charged $171,600 and $608,972, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2010, Class A, Class B and Class C shares were charged $544,248, $57,200 and $202,991, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2010, the fund was charged $469,756 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

28

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2010, the fund was charged $65,249 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits which amounted to $3,535.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2010, the fund was charged $5,082 pursuant to the custody agreement.

During the period ended March 31, 2010, the fund was charged $5,340 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $190,458, Rule 12b-1 distribution plan fees $58,492, shareholder services plan fees $67,046, custodian fees $8,329, chief compliance officer fees $2,742 and transfer agency per account fees $78,923, which are offset against an expense reimbursement currently in effect in the amount of $6,209.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2010, amounted to $225,226,850 and $299,324,006, respectively.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended March 31, 2010 were as follows:

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010. These disclosures did not impact the notes to the financial statements.

At March 31, 2010, the cost of investments for federal income tax purposes was $337,414,117; accordingly, accumulated net unrealized appreciation on investments was $19,085,907, consisting of $34,822,369 gross unrealized appreciation and $15,736,462 gross unrealized depreciation.

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

30

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus S&P STARS Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus S&P STARS Fund (one of the series comprising Dreyfus Manager Funds I) as of March 31, 2010 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus S&P STARS Fund at March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 21, 2010

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 2, 2010, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2011. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting, administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure.The Board also considered Dreyfus’ brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ policies and practices regarding soft dollars.

32

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail, front-end load, multi-cap growth funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional multi-cap growth funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted the fund’s average annual total return ranked in the fourth quartile of its Performance Group and Performance Universe for the one-, two-, three-, four- and five-year periods ended December 31, 2009. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. Dreyfus management informed the Board that in light of the fund’s performance, new portfolio managers were being assigned to the fund.

The Board members also discussed the fund’s contractual and actual management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The fund’s management fee was lower than the Expense Group and Expense Universe medians, while the fund’s expense ratio was higher than the Expense Group and the Expense Universe medians. In light of the fund’s performance, management agreed to waive receipt of its fees and/or assume the expenses of the fund until March 31, 2011, so that the net operating expenses of Class A, B, C and I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.30%, 2.05%, 2.05%, and 1.05%, respectively.

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ perspective, as applicable, in providing services to the Similar Accounts as compared to the fund.The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fees.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with

34

increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the steps being taken to address the fund’s performance, notably the appointment of new portfolio managers.

  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 35

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (66)
Chairman of the Board (2003)

Principal Occupation During Past 5 Years:

- Corporate Director and Trustee

Other Public Company Board Memberships During Past 5 Years:

- CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
- The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-present)
- Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)

No. of Portfolios for which Board Member Serves: 167

Peggy C. Davis (67)
Board Member (2006)

Principal Occupation During Past 5 Years:

- Shad Professor of Law, New York University School of Law (1983-present)
- Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training

No. of Portfolios for which Board Member Serves: 50

David P. Feldman (70)
Board Member (2003)

Principal Occupation During Past 5 Years:

- Corporate Director and Trustee

Other Public Company Board Memberships During Past 5 Years:

- BBH Mutual Funds Group (4 registered mutual funds), Director (2007-present)
- QMed, Inc. a healthcare company, Director (1999-2007)

No. of Portfolios for which Board Member Serves: 47

36

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 167 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 167 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 62 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004.

MICHAEL A. ROSENBERG, Vice President and Secretary since June 2003.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 35 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since June 2003.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since June 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since June 2003.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since November 1990.

The Fund 39

OFFICERS OF THE FUND (Unaudited) (continued)

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 190 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients.

He is 52 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since June 2003.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 186 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 1998.

40

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
22	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm
34	Information About the Review and Approval of the Fund’s Management Agreement
38	Board Members Information
40	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
S&P STARS
Opportunities Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus S&P STARS Opportunities Fund, covering the 12-month period from April 1, 2009, through March 31, 2010.

Following the historic declines that began in 2008, the equity markets produced some of the most dramatic performance returns in recent years since the reporting period began, as efforts to support the global economic recovery appeared to gain traction.The “risk trade,” in which assets are shifted from conservative to more aggressive investments to take advantage of improving market conditions, profited the most in this more constructive environment. However, since the beginning of 2010, recent overseas credit concerns have dampened international markets to an extent, which might be an implication that this trend is moderating.

We believe that sustained global and U.S. economic expansions should proceed at an above-trend pace in 2010, the result of macroeconomic stimulation adopted by nearly every country in the world over the last year. As for the worldwide stock markets, positive returns over the foreseeable future are likely to be delivered through in-depth research and a selective security evaluation process. If you have questions about equities, your financial advisor is best suited to provide current market perspectives relative to your portfolio and to discuss potential opportunities which may match your current expectations and your long-term investment targets.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2009, through March 31, 2010, as provided by Warren Chiang, CFA, and C.Wesley Boggs, Primary Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended March 31, 2010, Dreyfus S&P STARS Opportunities Fund’s Class A shares produced a total return of 36.79%, Class B shares returned 35.73%, Class C shares returned 35.78% and Class I shares returned 37.14%.1,2 In comparison, the fund’s benchmark, the S&P MidCap 400 Index, produced a total return of 64.07% for the same period.3,4 Midcap stocks advanced strongly over the reporting period as the economy continued to recover from a recession and financial crisis.While the fund participated to a significant degree in the market rally, the S&P STARS system proved relatively ineffective in an environment in which companies with strong cash flows and healthy balance sheets lagged market averages. As a result, the fund substantially underperformed its benchmark.

Effective March 15, 2010,Warren Chiang and C.Wesley Boggs became the fund’s primary portfolio managers.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation by investing at least 80% of its net assets in securities that have been ranked at the time of purchase by Standard & Poor’s (S&P) analysts according to the Standard & Poor’s STock Appreciation Ranking System (or STARS). S&P’s research staff analyzes and ranks the stocks of approximately 1,500 issuers.We will principally use STARS to identify stocks in the highest two categories (four and five STARS) for purchase.The fund may, at times, short-sell securities in the lowest two categories (one and two STARS).

When selecting investments, we analyze the stocks ranked by S&P analysts and select those midcap stocks that we believe have the best potential for capital appreciation. We then subject those stocks to quantitative models designed to identify stocks with attractive long-term relative valuations, sustainable earnings, and behavioral factors, such as stock buy-backs and analysts’ earnings revisions, that may indicate potential misvaluations.

Economic Recovery Drove Stock Prices Higher

The reporting period witnessed the continuation of an economic recovery and stock market rally that began early in 2009. Although

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

unemployment remained stubbornly high, improved manufacturing activity and an apparent bottoming of residential housing prices helped boost confidence among investors, consumers and businesses.After four consecutive quarters of contraction, the U.S. economy returned to growth during the third quarter of 2009. However, the recovery has been more sluggish than historical averages.

For most of the reporting period, investors searched for bargains among lower-quality stocks.This activity typically benefited relatively speculative stocks more than their better established counterparts. Indeed, stocks that had been severely punished during the downturn ranked among the reporting period’s stronger performers. The S&P STARS system, which favors high-quality companies with strong cash flows and attractive intrinsic values, was ill suited to this market environment. In fact, since the S&P STARS system’s inception in 1987, 2009 proved to be the worst single calendar year for its relative performance. However, during the first quarter of 2010, we began to see a shift in investors’ focus toward companies with sustainable revenues and earnings in a normalized operating environment.

Focus on Quality Dampened Fund Results

Although the fund participated to a significant degree in the market rally, it did not own most of the lower-quality midcap stocks that led the rebound.The strength of lower-quality stocks was especially apparent in the consumer discretionary sector, where discount retailer Family Dollar Stores lagged market averages in the rally after holding up well during the downturn.The stock price of Advance Auto Parts also was hurt by investors’ preference for less defensive investments. In addition, five-star ranked retailer GameStop was hurt by competitive pressures and unfortunate timing in the release of new video games. In the financials sector, regional banks People’s United Financial and Cullen/Frost Bankers declined despite their high-quality loan portfolios and relative lack of exposure to the credit crisis. Industrial companies C.H. Robinson Worldwide and Jacobs Engineering Group gained value but trailed sector averages in the lower-quality rally.Among health care companies, biotechnology firms Cephalon and Gilead Sciences were hurt during the reporting period by product-specific issues and investors’ preference for less defensive stocks, respectively.

Weakness in these areas was partially offset by better performance in other market sectors. Utilities companies AES and ONEOK gained value as electricity demand increased during the economic recovery. In the consumer staples sector, bottler PepsiAmericas was acquired by PepsiCo at a premium to its then prevailing stock price, and tobacco

4

processor Universal bounced back from depressed levels after reporting disappointing financial results.

A Return to Fundamentals

As the economic recovery progresses, we believe that investors will continue to turn away from bargain hunting in favor of conducting research to find companies with sound business fundamentals. We believe that this shift in market sentiment should result in greater effectiveness for the S&P STARS system.In addition,our quantitative investment process has proven effective in identifying high-quality, attractively valued companies that can deliver consistent earnings growth. In our judgment, the combination of the two disciplines may be particularly well suited to an environment in which investors refocus on the underlying business fundamentals of individual companies.

April 15, 2010

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.
S&P STARS rankings are subjective determinations of S&P analysts and may not accurately assess the investment prospects of a security.The past performance of S&P ranked stocks is not predictive of future fund performance.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 31, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	The fund commenced operations after all of the assets of a predecessor mutual fund were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization on May 1, 2004.
3	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. stock market.
4	“Standard & Poor’s®,”“S&P®,”“S&P MidCap 400®” and “STARS®” are registered trademarks of Standard & Poor’s Financial Services LLC., and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold or promoted by Standard &
Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

Comparison of change in value of $10,000 investment in Dreyfus S&P STARS Opportunities Fund Class A shares, Class B shares, Class C shares and Class I shares and the Standard & Poor’s MidCap 400 Index

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class B, Class C and Class I shares of Dreyfus S&P STARS Opportunities Fund on 10/1/01 (inception date) to a $10,000 investment made in the Standard & Poor’s MidCap 400 Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested. Class A, B, C and I shares are subject to different sales charges and distribution and servicing fees. Performance for each share class in the line graph above includes returns for the predecessor fund and the current applicable sales loads.The fund’s other share classes have achieved different returns.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.The Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. stock market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 3/31/10

	Inception			From
	Date	1 Year	5 Years	Inception
Class A shares
with maximum sales charge (5.75%)	10/1/01	28.96%	2.13%	5.95%
without sales charge	10/1/01	36.79%	3.34%	6.69%
Class B shares
with applicable redemption charge †	10/1/01	31.73%	2.23%	6.25%
without redemption	10/1/01	35.73%	2.59%	6.25%
Class C shares
with applicable redemption charge ††	10/1/01	34.78%	2.61%	6.02%
without redemption	10/1/01	35.78%	2.61%	6.02%
Class I shares	10/1/01	37.14%	3.60%	7.04%
Standard & Poor’s MidCap 400 Index		64.07%	5.71%	8.76%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.The performance figures for Class A, Class B, Class C and Class I shares shown in the table include the performance of the predecessor fund from October 1, 2001, to April 30, 2004, and are adjusted to reflect the applicable sales loads.
† The maximum contingent deferred sales charge for Class B shares is 4%.After six years Class B shares convert to
Class A shares.
†† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P STARS Opportunities Fund from October 1, 2009 to March 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2010
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 6.76	$ 10.63	$ 10.63	$ 5.46
Ending value (after expenses)	$1,084.60	$1,080.20	$1,080.20	$1,085.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2010
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 6.54	$ 10.30	$ 10.30	$ 5.29
Ending value (after expenses)	$1,018.45	$1,014.71	$1,014.71	$1,019.70

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class B, 2.05% for Class C, and 1.05% for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

March 31, 2010

Common Stocks—99.6%	Shares	Value ($)
Consumer Discretionary—17.1%
Advance Auto Parts	60,000 [a]	2,515,200
Aeropostale	171,000 [b]	4,929,930
Bally Technologies	6,400 [b]	259,456
Career Education	38,000 [b]	1,202,320
Chico’s FAS	100,000	1,442,000
Coach	164,800 [a]	6,512,896
Corinthian Colleges	65,400 [a,b]	1,150,386
Dollar Tree	21,000 [a,b]	1,243,620
DreamWorks Animation SKG, Cl. A	9,000 [b]	354,510
Family Dollar Stores	98,400	3,602,424
GameStop, Cl. A	100,000 [a,b]	2,191,000
Gentex	16,200	314,604
Guess?	6,900	324,162
Lennar, Cl. A	110,000	1,893,100
NVR	700 [b]	508,550
Scholastic	26,400 [a]	739,200
Toll Brothers	63,600 [b]	1,322,880
Tupperware Brands	7,600	366,472
Under Armour, Cl. A	93,000 [a,b]	2,735,130
Warnaco Group	5,400 [b]	257,634
		33,865,474
Consumer Staples—.8%
BJ’s Wholesale Club	6,600 [b]	244,134
Church & Dwight	8,300	555,685
Universal	14,000 [a]	737,660
		1,537,479
Energy—6.7%
Bill Barrett	61,500 [a,b]	1,888,665
Cimarex Energy	24,500	1,454,810
FMC Technologies	20,000 [a,b]	1,292,600
Mariner Energy	150,000 [b]	2,245,500
Newfield Exploration	15,600 [b]	811,980
Noble	70,000 [b]	2,927,400
Plains Exploration & Production	16,400 [b]	491,836
XTO Energy	45,000	2,123,100
		13,235,891

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Financial—14.5%
Alexandria Real Estate Equities	5,200 [a,c]	351,520
AmeriCredit	11,400 [a,b]	270,864
Aspen Insurance Holdings	140,000 [a]	4,037,600
Everest Re Group	30,000	2,427,900
Federal Realty Investment Trust	7,100 [a]	516,951
Fortress Investment Group	350,000 [a,b]	1,396,500
Fulton Financial	181,700 [a]	1,851,523
Hanover Insurance Group	5,900 [a]	257,299
Hudson City Bancorp	350,000	4,956,000
Jefferies Group	14,100 [a]	333,747
Macerich	11,400 [a]	436,734
Mack-Cali Realty	14,700	518,175
Nasdaq OMX Group	20,000 [b]	422,400
Nationwide Health Properties	26,000 [c]	913,900
New York Community Bancorp	240,000	3,969,600
People’s United Financial	125,000	1,955,000
TCF Financial	14,300 [a]	227,942
Transatlantic Holdings	7,600	401,280
UDR	200,000 [a,c]	3,528,000
		28,772,935
Health Care—15.2%
Beckman Coulter	8,200	514,960
Celgene	53,400 [b]	3,308,664
Covance	7,600 [b]	466,564
Edwards Lifesciences	40,000 [b]	3,955,200
Gilead Sciences	55,000 [b]	2,501,400
Health Management Associates, Cl. A	29,200 [b]	251,120
Health Net	12,300 [b]	305,901
Kindred Healthcare	32,600 [b]	588,430
Life Technologies	104,400 [b]	5,456,988
Lincare Holdings	8,100 [a,b]	363,528
Mylan	212,400 [a,b]	4,823,604
Owens & Minor	4,900 [a]	227,311
Resmed	8,800 [a,b]	560,120
Teleflex	4,700	301,129
Universal Health Services, Cl. B	22,000 [a]	771,980

10

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Vertex Pharmaceuticals	140,000 [a,b]	5,721,800
		30,118,699
Industrial—14.2%
AGCO	14,250 [a,b]	511,148
Bucyrus International	8,800 [a]	580,712
C.H. Robinson Worldwide	37,400 [a]	2,088,790
Carlisle Cos.	7,100	270,510
Fastenal	64,500 [a]	3,095,355
Flowserve	55,200	6,086,904
Fluor	6,000	279,060
Goodrich	20,000	1,410,400
Harsco	9,500	303,430
Jacobs Engineering Group	77,000 [a,b]	3,479,630
JB Hunt Transport Services	10,300	369,564
Landstar System	78,000 [a]	3,274,440
Oshkosh	26,600 [b]	1,073,044
Shaw Group	10,000 [b]	344,200
Stericycle	10,000 [b]	545,000
Thomas & Betts	6,200 [b]	243,288
URS	10,000 [b]	496,100
W.W. Grainger	30,000	3,243,600
Waste Connections	11,100 [b]	376,956
		28,072,131
Information Technology—17.3%
Amdocs	70,000 [b]	2,107,700
AU Optronics, ADR	100,000 [a]	1,133,000
Avnet	17,800 [b]	534,000
Computer Sciences	9,800 [b]	534,002
FactSet Research Systems	4,900 [a]	359,513
Fairchild Semiconductor International	111,600 [b]	1,188,540
Fiserv	30,200 [b]	1,532,952
Global Payments	100,000	4,555,000
Harris	30,000	1,424,700
Ingram Micro, Cl. A	19,200 [b]	336,960
Intersil, Cl. A	14,400	212,544
Linear Technology	54,400 [a]	1,538,432

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
ManTech International, Cl. A	32,000 [b]	1,562,560
Microchip Technology	162,300 [a]	4,570,368
Plantronics	15,400	481,712
RF Micro Devices	241,100 [b]	1,200,678
Seagate Technology	113,300 [b]	2,068,858
Sybase	100,200 [a,b]	4,671,324
Tech Data	19,000 [a,b]	796,100
Varian Semiconductor Equipment Associates	75,300 [b]	2,493,936
Vishay Intertechnology	103,200 [b]	1,055,736
		34,358,615
Materials—7.8%
Crown Holdings	168,000 [b]	4,529,280
FMC	46,400	2,809,056
Louisiana-Pacific	450,000 [b]	4,072,500
Lubrizol	8,100	742,932
Minerals Technologies	21,300	1,104,192
Packaging Corp. of America	12,100	297,781
Reliance Steel & Aluminum	12,300	605,529
Sonoco Products	11,900	366,401
Steel Dynamics	29,600 [a]	517,112
Valspar	11,900	350,812
		15,395,595
Telecommunication Services—2.2%
Crown Castle International	60,000 [b]	2,293,800
Frontier Communications	280,000 [a]	2,083,200
		4,377,000
Utilities—3.8%
DPL	14,100	383,379
Energen	8,400	390,852
Great Plains Energy	73,600	1,366,752
IDACORP	32,600 [a]	1,128,612
National Fuel Gas	9,500	480,225
ONEOK	70,000	3,195,500
UGI	21,000	557,340
		7,502,660
Total Common Stocks
(cost $163,945,859)		197,236,479

12

Other Investment—.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,673,000)	1,673,000 [d]	1,673,000

Investment of Cash Collateral
for Securities Loaned—24.8%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $49,217,765)	49,217,765 [d]	49,217,765

Total Investments (cost $214,836,624)	125.2%	248,127,244
Liabilities, Less Cash and Receivables	(25.2%)	(50,016,442)
Net Assets	100.0%	198,110,802

ADR—American Depository Receipts
a Security, or portion thereof, on loan.At March 31, 2010, the total market value of the fund’s securities on loan is
$49,275,569 and the total market value of the collateral held by the fund is $50,824,371, consisting of cash collateral of $49,217,765 and U.S. Government and agency securities valued at $1,606,606.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Money Market Investments	25.6	Materials	7.8
Information Technology	17.3	Energy	6.7
Consumer Discretionary	17.1	Utilities	3.8
Health Care	15.2	Telecommunication Services	2.2
Financial	14.5	Consumer Staples	.8
Industrial	14.2		125.2

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2010

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $49,275,569)—Note 1(b):
Unaffiliated issuers			163,945,859	197,236,479
Affiliated issuers			50,890,765	50,890,765
Receivable for investment securities sold				11,289,697
Dividends and interest receivable				114,193
Receivable for shares of Beneficial Interest subscribed				82,758
Prepaid expenses				9,315
				259,623,207
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				187,148
Cash overdraft due to Custodian				16,644
Liability for securities on loan—Note 1(b)				49,217,765
Payable for investment securities purchased				11,410,356
Payable for shares of Beneficial Interest redeemed				441,236
Payable for licence fee				73,857
Accrued expenses				165,399
				61,512,405
Net Assets ($)				198,110,802
Composition of Net Assets ($):
Paid-in capital				238,113,680
Accumulated undistributed investment income—net				20,336
Accumulated net realized gain (loss) on investments				(73,313,834)
Accumulated net unrealized appreciation
(depreciation) on investments				33,290,620
Net Assets ($)				198,110,802

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	119,389,328	5,123,677	25,633,893	47,963,904
Shares Outstanding	6,163,561	279,884	1,398,514	2,405,701
Net Asset Value Per Share ($)	19.37	18.31	18.33	19.94

See notes to financial statements.

14

STATEMENT OF OPERATIONS
Year Ended March 31, 2010

Investment Income ($):
Income:
Cash dividends (net of $20,463 foreign taxes withheld at source):
Unaffiliated issuers	2,763,286
Affiliated issuers	6,302
Income from securities lending—Note 1(b)	197,756
Interest	17
Total Income	2,967,361
Expenses:
Management fee—Note 3(a)	1,504,433
Shareholder servicing costs—Note 3(c)	1,080,947
License fee—Note 3(a)	322,351
Distribution fees—Note 3(b)	308,425
Prospectus and shareholders’ reports	67,012
Professional fees	61,482
Registration fees	50,607
Custodian fees—Note 3(c)	17,845
Trustees’ fees and expenses—Note 3(d)	16,618
Loan commitment fees—Note 2	5,597
Interest expense—Note 2	885
Miscellaneous	29,877
Total Expenses	3,466,079
Less—reduction in management fee due to undertaking—Note 3(a)	(473,177)
Less—reduction in fees due to earnings credits—Note 1(b)	(1,316)
Net Expenses	2,991,586
Investment (Loss)—Net	(24,225)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(2,041,914)
Net unrealized appreciation (depreciation) on investments	70,439,439
Net Realized and Unrealized Gain (Loss) on Investments	68,397,525
Net Increase in Net Assets Resulting from Operations	68,373,300

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended March 31,
	2010	2009[a]
Operations ($):
Investment (loss)—net	(24,225)	(457,634)
Net realized gain (loss) on investments	(2,041,914))	(54,972,754)
Net unrealized appreciation
(depreciation) on investments	70,439,439	(67,686,820)
Net Increase (Decrease) in Net Assets
Resulting from Operations	68,373,300	(123,117,208)
Dividends to Shareholders from ($):
Net realized gain on investments:
Class A Shares	—	(7,348)
Class B Shares	—	(725)
Class C Shares	—	(3,071)
Class I Shares	—	(3,219)
Class T Shares	—	(946)
Total Dividends	—	(15,309)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	24,067,661	73,359,154
Class B Shares	211,815	4,496,114
Class C Shares	2,758,568	12,316,262
Class I Shares	14,324,035	35,527,445
Class T Shares	—	2,498,431
Net assets received in connection
with reorganization—Note 1	—	45,653,673
Dividends reinvested:
Class A Shares	—	6,898
Class B Shares	—	657
Class C Shares	—	1,497
Class I Shares	—	1,775
Class T Shares	—	856
Cost of shares redeemed:
Class A Shares	(63,066,042)	(52,379,433)
Class B Shares	(6,938,616)	(6,168,255)
Class C Shares	(22,497,526)	(22,407,514)
Class I Shares	(33,925,915)	(10,387,325)
Class T Shares	—	(16,349,571)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(85,066,020)	66,170,664
Total Increase (Decrease) in Net Assets	(16,692,720)	(56,961,853)
Net Assets ($):
Beginning of Period	214,803,522	271,765,375
End of Period	198,110,802	214,803,522
Undistributed investment income—net	20,336	44,561

16

		Year Ended March 31,
	2010	2009[a]
Capital Share Transactions:
Class Ab,c
Shares sold	1,440,376	3,402,077
Shares issued in connection with reorganization—Note 1	—	2,105,427
Shares issued for dividends reinvested	—	493
Shares redeemed	(3,656,933)	(3,050,808)
Net Increase (Decrease) in Shares Outstanding	(2,216,557)	2,457,189
Class Bb
Shares sold	13,532	55,117
Shares issued in connection with reorganization—Note 1	—	208,031
Shares issued for dividends reinvested	—	49
Shares redeemed	(426,547)	(348,921)
Net Increase (Decrease) in Shares Outstanding	(413,015)	(85,724)
Class C
Shares sold	175,048	465,117
Shares issued in connection with reorganization—Note 1	—	298,291
Shares issued for dividends reinvested	—	112
Shares redeemed	(1,347,102)	(1,340,612)
Net Increase (Decrease) in Shares Outstanding	(1,172,054)	(577,092)
Class I
Shares sold	802,608	2,094,868
Shares issued in connection with reorganization—Note 1	—	429,131
Shares issued for dividends reinvested	—	124
Shares redeemed	(1,981,388)	(591,366)
Net Increase (Decrease) in Shares Outstanding	(1,178,780)	1,932,757
Class Tc
Shares sold	—	110,881
Shares issued in connection with reorganization—Note 1	—	22,260
Shares issued for dividends reinvested	—	62
Shares redeemed	—	(1,046,563)
Net Increase (Decrease) in Shares Outstanding	—	(913,360)

a	Effective close of business on Febraury 4, 2009, the fund no longer offers Class T shares.
b	During the period ended March 31, 2010, 192,936 Class B shares representing $3,201,718, were automatically converted to 183,031 Class A shares and during the period ended March 31, 2009, 95,982 Class B shares representing $1,751,226 were automatically converted to 91,822 Class A shares.
c	On the close of business on February 4, 2009, 787,121 Class T shares representing $11,240,087 were converted to 783,281 Class A shares.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended March 31,
Class A Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	14.16	22.09	23.21	22.87	17.21
Investment Operations:
Investment income (loss)—net[a]	.01	.00[b]	(.14)	(.13)	(.13)
Net realized and unrealized
gain (loss) on investments	5.20	(7.93)	(.43)	.79	5.98
Total from Investment Operations	5.21	(7.93)	(.57)	.66	5.85
Distributions:
Dividends from net realized
gain on investments	—	(.00)[b]	(.55)	(.32)	(.19)
Net asset value, end of period	19.37	14.16	22.09	23.21	22.87
Total Return (%)[c]	36.79	(35.89)	(2.79)	3.05	34.18
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.52	1.42	1.32	1.37	1.43
Ratio of net expenses
to average net assets	1.30	1.34	1.32[d]	1.37[d]	1.43[d]
Ratio of net investment income
(loss) to average net assets	.07	.01	(.58)	(.59)	(.73)
Portfolio Turnover Rate	53.51	61.21	38.78	48.55	32.78
Net Assets, end of period ($ x 1,000)	119,389	118,637	130,865	115,991	29,992

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

18

		Year Ended March 31,
Class B Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	13.49	21.22	22.49	22.33	16.90
Investment Operations:
Investment (loss)—net[a]	(.11)	(.16)	(.32)	(.29)	(.26)
Net realized and unrealized
gain (loss) on investments	4.93	(7.57)	(.40)	.77	5.88
Total from Investment Operations	4.82	(7.73)	(.72)	.48	5.62
Distributions:
Dividends from net realized
gain on investments	—	(.00)[b]	(.55)	(.32)	(.19)
Net asset value, end of period	18.31	13.49	21.22	22.49	22.33
Total Return (%)[c]	35.73	(36.42)	(3.50)	2.27	33.44
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.40	2.27	2.09	2.16	2.26
Ratio of net expenses
to average net assets	2.05	2.14	2.09[d]	2.15	2.00
Ratio of net investment (loss)
to average net assets	(.67)	(.87)	(1.37)	(1.37)	(1.40)
Portfolio Turnover Rate	53.51	61.21	38.78	48.55	32.78
Net Assets, end of period ($ x 1,000)	5,124	9,345	16,521	23,244	24,459

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

		Year Ended March 31,
Class C Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	13.50	21.23	22.49	22.34	16.90
Investment Operations:
Investment (loss)—net[a]	(.11)	(.15)	(.31)	(.28)	(.26)
Net realized and unrealized
gain (loss) on investments	4.94	(7.58)	(.40)	.75	5.89
Total from Investment Operations	4.83	(7.73)	(.71)	.47	5.63
Distributions:
Dividends from net realized
gain on investments	—	(.00)[b]	(.55)	(.32)	(.19)
Net asset value, end of period	18.33	13.50	21.23	22.49	22.34
Total Return (%)[c]	35.78	(36.41)	(3.46)	2.22	33.50
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.21	2.12	2.05	2.13	2.23
Ratio of net expenses
to average net assets	2.05	2.08	2.05[d]	2.12	2.00
Ratio of net investment (loss)
to average net assets	(.67)	(.81)	(1.31)	(1.34)	(1.38)
Portfolio Turnover Rate	53.51	61.21	38.78	48.55	32.78
Net Assets, end of period ($ x 1,000)	25,634	34,706	66,835	64,081	29,057

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

20

		Year Ended March 31,
Class I Shares	2010	2009	2008[a]	2007	2006
Per Share Data ($):
Net asset value, beginning of period	14.54	22.65	23.75	23.34	17.48
Investment Operations:
Investment income (loss)—net[b]	.06	.05	(.11)	(.09)	(.06)
Net realized and unrealized
gain (loss) on investments	5.34	(8.16)	(.44)	.82	6.11
Total from Investment Operations	5.40	(8.11)	(.55)	.73	6.05
Distributions:
Dividends from net realized
gain on investments	—	(.00)[c]	(.55)	(.32)	(.19)
Net asset value, end of period	19.94	14.54	22.65	23.75	23.34
Total Return (%)	37.14	(35.80)	(2.60)	3.25	34.79
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.32	1.24	1.17	1.15	1.18
Ratio of net expenses
to average net assets	1.05	1.16	1.17[d]	1.15[d]	1.00
Ratio of net investment income
(loss) to average net assets	.33	.30	(.43)	(.38)	(.32)
Portfolio Turnover Rate	53.51	61.21	38.78	48.55	32.78
Net Assets, end of period ($ x 1,000)	47,964	52,116	37,414	30,544	11,442

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus S&P STARS Opportunities Fund (the“fund”) is a separate non-diversified series of Dreyfus Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on December 17, 2008, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Trustees, all of the assets, subject to the liabilities, of Dreyfus Midcap Stock Fund, a series of The Dreyfus/Laurel Funds, Inc. (“Midcap Stock”) were transferred to the fund in exchange for corresponding class of shares of Beneficial Interest of the fund of equal value. Shareholders of Class A, Class B, Class C, Class I and Class T shares of Midcap Stock received Class A, Class B, Class C, Class I and Class T shares of the fund, respectively, in each case in an amount equal to the aggregate net asset value of their investment in Midcap Stock Fund at the time of the exchange. The net asset value of the fund’s shares on the close of business December 17, 2008, after the reorganization was $14.96 for Class A, $14.28 for Class B, $14.30 for Class C, $15.35 for Class I and $14.89 for Class T shares, and a total of 2,105,427 Class A shares, 208,031 Class B shares, 298,291 Class C shares, 429,131 Class I shares and 22,260 Class T shares, representing net assets of $45,653,673 (including $23,332,022 net unrealized depreciation on investments) were issued to shareholders of Midcap Stock in the exchange. The exchange was a tax-free event to the Midcap Stock shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares:

22

Class A, Class B, Class C and Class I shares. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value,the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board ofTrustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active

24

markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	196,103,479	—	—	196,103,479
Equity Securities—
Foreign†	1,133,000	—	—	1,133,000
Mutual Funds	50,890,765	—	—	50,890,765
† See Statement of Investments for industry classification.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral

26

is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended March 31, 2010, The Bank of New York Mellon earned $65,919 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

Each of the tax years in the four-year period ended March 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2010, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $20,336, accumulated capital losses $73,107,648 and unrealized appreciation $33,084,434.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2010. If not applied, $8,232,133 of the carryover expires in fiscal 2015, $3,554,390 expires in fiscal 2016, $4,356,227 expires in fiscal 2017 and $56,964,898 expires in fiscal 2018. $11,786,523 of acquired capital losses from the fund’s merger with Dreyfus Midcap Stock Fund are subject to an annual limitation.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2010 and March 31, 2009 were as follows: long-term capital gains $0 and $15,309, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2010, was approximately $88,700 with a related weighted average annualized interest rate of 1.00%.

28

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly. The Manager had contractually agreed, until December 17, 2009, to waive receipt of its fees and/or assume the expenses of the fund, so that the net operating expenses of Class A, Class B, Class C and Class I shares (excluding Rule 12b-1 fees, shareholder service fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%.The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund from January 4, 2010 through March 31, 2011, so that the net operating expenses of Class A, B, C and I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.30%, 2.05%, 2.05%, and 1.05%, respectively.The reduction in management fee, pursuant to the undertaking, amounted to $473,177 during the period ended March 31, 2010.

The fund has agreed to pay a license fee at the annual rate of .15% of the value of the fund’s average daily net assets for the use of certain of Standard & Poor’s proprietary tradenames and trademarks.

During the period ended March 31, 2010, the Distributor retained $7,402 from commissions earned on sales of the fund’s Class A shares and $15,400 and $11,111 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended March 31, 2010, Class B and Class C shares were charged $57,880 and $250,545, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2010, Class A, Class B and Class C shares were charged $317,302, $19,293 and $83,515, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2010, the fund was charged $163,911 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2010, the fund was charged $24,850 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits which amounted to $1,316.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2010, the fund was charged $17,845 pursuant to the custody agreement.

30

During the period ended March 31, 2010, the fund was charged $5,340 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $119,219, Rule 12b-1 distribution plan fees $20,122, shareholder services plan fees $32,465, custodian fees $5,777, chief compliance officer fees $2,742 and transfer agency per account fees $30,499, which are offset against an expense reimbursement currently in effect in the amount of $23,676.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2010, amounted to $111,790,197 and $193,664,363, respectively.

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended March 31, 2010 were as follows:

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010. These disclosures did not impact the notes to the financial statements.

At March 31, 2010, the cost of investments for federal income tax purposes was $215,042,810; accordingly, accumulated net unrealized appreciation on investments was $33,084,434, consisting of $41,130,136 gross unrealized appreciation and $8,045,702 gross unrealized depreciation.

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

32

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus S&P STARS Opportunities Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus S&P STARS Opportunities Fund (one of the series comprising Dreyfus Manager Funds I) as of March 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus S&P STARS Opportunities Fund at March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 21, 2010

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 2, 2010, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2011. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting, administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure.The Board also considered Dreyfus’ brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ policies and practices regarding soft dollars.

34

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail, front-end load, mid-cap growth funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional mid-cap growth funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted the fund’s average annual total return ranked in the fourth quartile of both its Performance Group and Performance Universe for the one-year period ended December 31, 2009 and was variously in the second, third and fourth quartiles for the two-, three-, four- and five-year periods ended December 31, 2009. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. Dreyfus management informed the Board that in light of the fund’s performance, new portfolio managers were being assigned to the fund.

The Board members also discussed the fund’s contractual and actual management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The fund’s management fee was lower than the Expense Group and Expense Universe medians.The fund’s expense ratio was at the Expense Group median and lower than the Expense Universe median. In light of the fund’s perfor-mance,management agreed to waive receipt of its fees and/or assume the expenses of the fund until March 31, 2011, so that the net operating expenses of Class A, B, C and I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.30%, 2.05%, 2.05%, and 1.05%, respectively.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ perspective, as applicable, in providing services to the Similar Accounts as compared to the fund.The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fees.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies

36

of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the steps being taken to address the fund’s performance, notably the appointment of new portfolio managers.

  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 37

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (66)
Chairman of the Board (2003)

Principal Occupation During Past 5 Years:

- Corporate Director and Trustee

Other Public Company Board Memberships During Past 5 Years:

- CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
- The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-present)
- Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)

No. of Portfolios for which Board Member Serves: 167

Peggy C. Davis (67)
Board Member (2006)

Principal Occupation During Past 5 Years:

- Shad Professor of Law, New York University School of Law (1983-present)
- Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training

No. of Portfolios for which Board Member Serves: 50

David P. Feldman (70)
Board Member (2003)

Principal Occupation During Past 5 Years:

- Corporate Director and Trustee

Other Public Company Board Memberships During Past 5 Years:

- BBH Mutual Funds Group (4 registered mutual funds), Director (2007-present)
- QMed, Inc. a healthcare company, Director (1999-2007)

No. of Portfolios for which Board Member Serves: 47

38

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 167 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 167 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 62 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004.

MICHAEL A. ROSENBERG, Vice President and Secretary since June 2003.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 35 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since June 2003.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since June 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since June 1989.

The Fund 41

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT SVAGNA, Assistant Treasurer since June 2003.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 190 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 52 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since June 2003.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 186 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 1998.

NOTES

For More Information

Dreyfus
S&P STARS
Opportunities Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DPOAX	Class B: BSOBX	Class C: BSOCX
	Class I: DSORX		

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2010 MBSC Securities Corporation

6021AR0310

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $110,548 in 2009 and $110,548 in 2010.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $31,656 in 2009 and $16,146 in 2010. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2009 and $0 in 2010.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $ 13,536 in 2009 and $10,626 in 2010. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $ 0 in 2009 and $ 0 in 2010.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $ 236 in

2009 and $0 in 2010. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2009 and $0 in 2010.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $17,417,147 in 2009 and $26,201,339 in 2010.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 6. Investments.

(a) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	May 24, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	May 24, 2010

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)